Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2024	14,176,480	39,009,461	6,016,637	11,894,417	162	117	(322,302)
2023	11,139,719	(58,959)	4,028,752	330,484	50	111	(212,220)
2022	5,366,111	4,220,082	2,060,847	2,023,734	123	106	(173,995)
2021	5,851,311	4,127,728	2,730,912	1,816,677	132	118	(118,009)
2020	823,093	30,659,674	4,795,542	6,783,748	142	119	(44,355)

Named Executive Officers, Footnote
The Company’s principal executive officer ("PEO") and our NEOs not including our PEO were as follows for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020:

Year	PEO	Non-PEO NEOs
2024	Sarah Boyce	Michael F. MacLean, W. Michael Flanagan, Ph.D., Teresa McCarthy and John B. Moriarty, Jr, J.D.
2023	Sarah Boyce	Michael F. MacLean, W. Michael Flanagan, Ph.D., Teresa McCarthy and Arthur A. Levin, Ph.D.
2022	Sarah Boyce	Michael F. MacLean, W. Michael Flanagan, Ph.D., Teresa McCarthy and Arthur A. Levin, Ph.D.
2021	Sarah Boyce	Michael F. MacLean, W. Michael Flanagan, Ph.D., Arthur A. Levin, Ph.D., Joseph Baroldi and Jae B. Kim, M.D.
2020	Sarah Boyce	Michael F. MacLean and Jae B. Kim, M.D.

Peer Group Issuers, Footnote	For the relevant fiscal year, represents our cumulative TSR or the cumulative TSR of the Nasdaq Biotechnology Index, in each case assuming an initial investment of $100 as described under the Narrative Disclosure to Pay Versus Performance heading below. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.
PEO Total Compensation Amount	$ 14,176,480	$ 11,139,719	$ 5,366,111	$ 5,851,311	$ 823,093
PEO Actually Paid Compensation Amount	$ 39,009,461	(58,959)	4,220,082	4,127,728	30,659,674
Adjustment To PEO Compensation, Footnote
In the table immediately above, the columns entitled "Compensation Actually Paid to PEO" and "Average Compensation Actually Paid to non-PEO NEOs" reflect the Total Compensation reported in the 2024 Summary Compensation Table ("SCT") under the "Compensation Tables" section of this proxy statement, as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2024	14,176,480	12,905,570	14,263,023	9,652,459	2,049,653	11,773,416	39,009,461
2023	11,139,719	10,140,840	5,451,952	(3,541,402)	647,946	(3,616,334)	(58,959)
2022	5,366,111	4,319,275	5,501,741	(734,968)	1,033,412	(2,626,939)	4,220,082
2021	5,851,311	4,847,250	3,772,778	(1,003,678)	1,007,831	(653,264)	4,127,728
2020	823,093	—	—	20,007,867	—	9,828,714	30,659,674
Average Non-PEO NEOs
2024	6,016,637	5,299,499	4,728,316	2,585,088	464,584	3,399,291	11,894,417
2023	4,028,752	3,457,893	1,711,084	(1,350,988)	215,449	(815,920)	330,484
2022	2,060,847	1,373,911	1,750,043	(232,227)	328,718	(509,736)	2,023,734
2021	2,730,912	1,916,215	1,419,599	(323,656)	255,986	(349,949)	1,816,677
2020	4,795,542	4,436,493	6,424,699	—	—	—	6,783,748

Non-PEO NEO Average Total Compensation Amount	$ 6,016,637	4,028,752	2,060,847	2,730,912	4,795,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,894,417	330,484	2,023,734	1,816,677	6,783,748
Adjustment to Non-PEO NEO Compensation Footnote
In the table immediately above, the columns entitled "Compensation Actually Paid to PEO" and "Average Compensation Actually Paid to non-PEO NEOs" reflect the Total Compensation reported in the 2024 Summary Compensation Table ("SCT") under the "Compensation Tables" section of this proxy statement, as adjusted based on the following:

	SCT Total ($)	Minus SCT Equity Awards ($)	Plus Value of New Unvested Awards as of 12/31 ($)	Plus Annual Change in Value of Prior Year Awards that Remain Unvested ($)	Plus Value of Awards Vested and Granted During Year ($)	Plus Change in Value of Prior Year Awards that Vest During Year ($)	Total CAP ($)
PEO
2024	14,176,480	12,905,570	14,263,023	9,652,459	2,049,653	11,773,416	39,009,461
2023	11,139,719	10,140,840	5,451,952	(3,541,402)	647,946	(3,616,334)	(58,959)
2022	5,366,111	4,319,275	5,501,741	(734,968)	1,033,412	(2,626,939)	4,220,082
2021	5,851,311	4,847,250	3,772,778	(1,003,678)	1,007,831	(653,264)	4,127,728
2020	823,093	—	—	20,007,867	—	9,828,714	30,659,674
Average Non-PEO NEOs
2024	6,016,637	5,299,499	4,728,316	2,585,088	464,584	3,399,291	11,894,417
2023	4,028,752	3,457,893	1,711,084	(1,350,988)	215,449	(815,920)	330,484
2022	2,060,847	1,373,911	1,750,043	(232,227)	328,718	(509,736)	2,023,734
2021	2,730,912	1,916,215	1,419,599	(323,656)	255,986	(349,949)	1,816,677
2020	4,795,542	4,436,493	6,424,699	—	—	—	6,783,748

Compensation Actually Paid vs. Total Shareholder Return
TSR amounts reported in the graph assume an initial fixed investment of $100 on June 12, 2020 (the date our common stock commenced trading on the Nasdaq Global Market) and, with respect to our cumulative TSR, based on the opening trading price of $18.00 per share on such date, and that all dividends, if any, were reinvested. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

Compensation Actually Paid vs. Net Income	The Company does not use net loss to determine compensation levels or incentive plan payouts, therefore the PEO and non-PEO NEOs CAP does not fluctuate with changes to net loss.
Total Shareholder Return Vs Peer Group
TSR amounts reported in the graph assume an initial fixed investment of $100 on June 12, 2020 (the date our common stock commenced trading on the Nasdaq Global Market) and, with respect to our cumulative TSR, based on the opening trading price of $18.00 per share on such date, and that all dividends, if any, were reinvested. We have never declared or paid a dividend on our common stock and do not anticipate doing so in the foreseeable future.

Total Shareholder Return Amount	$ 162	50	123	132	142
Peer Group Total Shareholder Return Amount	117	111	106	118	119
Net Income (Loss)	$ (322,302,000)	$ (212,220,000)	$ (173,995,000)	$ (118,009,000)	$ (44,355,000)
PEO Name	Sarah Boyce	Sarah Boyce	Sarah Boyce	Sarah Boyce	Sarah Boyce
Additional 402(v) Disclosure	Amounts represent compensation actually paid ("CAP") to our PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below).Fair value or change in fair value, as applicable, of stock options in the “Compensation Actually Paid” columns was estimated using a Black-Scholes option pricing model for the purposes of this disclosure in accordance with SEC rules and do not reflect compensation actually earned, realized or received during each applicable year. The calculation of CAP for purposes of this table includes point-in-time fair values of equity awards and these values will fluctuate based on our stock price and various accounting valuation assumptions. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year. Further, fair value of RSU and PSU awards held by the NEOs is based on market price of the Company's common stock (multiplied by the probability of achievement as of the applicable date for the PSUs, which was assumed to be target).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,905,570)	$ (10,140,840)	$ (4,319,275)	$ (4,847,250)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,263,023	5,451,952	5,501,741	3,772,778	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,652,459	(3,541,402)	(734,968)	(1,003,678)	20,007,867
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,049,653	647,946	1,033,412	1,007,831	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,773,416	(3,616,334)	(2,626,939)	(653,264)	9,828,714
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,299,499)	(3,457,893)	(1,373,911)	(1,916,215)	(4,436,493)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,728,316	1,711,084	1,750,043	1,419,599	6,424,699
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,585,088	(1,350,988)	(232,227)	(323,656)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,584	215,449	328,718	255,986	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,399,291	$ (815,920)	$ (509,736)	$ (349,949)	$ 0